Document and Entity Information	Feb. 29, 2024
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Feb. 29, 2024
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated July 1, 2024
Amendment Flag	false